Finance Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of finance expense [abstract]
Summary of finance expense

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Interest expense – environmental rehabilitation	(11.8)	(8.6)	(10.7)
Unwinding of discount rate on silicosis settlement costs	(1.0)	(1.1)	(1.5)
Interest expense – lease liability	(22.5)	(24.1)	(22.4)
Interest expense – borrowings	(75.1)	(79.6)	(105.3)
Borrowing costs capitalised[1]	37.9	12.5	13.2
Total finance expense	(72.5)	(100.9)	(126.7)
[1]    Borrowing costs capitalised of US$37.9 million (2021: US$12.5 million and 2020: US$13.2 million) comprise borrowing costs relating to general borrowings.
[2]    Interest paid amounts to US$97.2 million (2021: US$103.2 million and 2020: US$127.2 million) and comprises interest expense - lease liability of US$22.5 million (2021: US$24.1 million and 2020: US$22.4 million), interest expense - borrowings of US$75.1 million (2021: US$79.6 million and 2020: US$105.3 million), partially offset by non-cash interest of US$0.4 million (2021: US$0.5 million and 2020: US$0.5 million).